Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer